Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
PRC	$ 2,866,128	17,783,174	13,815,469	12,537,331
Non-PRC	(533,254)	(3,308,631)	(1,630,453)	(571,894)
Income before income taxes	$ 2,332,874	14,474,543	12,185,016	11,965,437